SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Primary and Commercial Services CNY	Dec. 31, 2014 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2013 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2012 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2014 Reportable segment Franchise Services CNY	Dec. 31, 2013 Reportable segment Franchise Services CNY	Dec. 31, 2012 Reportable segment Franchise Services CNY	Dec. 31, 2014 Reportable segment Mortgage Management Services CNY	Dec. 31, 2013 Reportable segment Mortgage Management Services CNY	Dec. 31, 2012 Reportable segment Mortgage Management Services CNY	Dec. 31, 2014 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2013 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2012 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2014 Non-allocated CNY	Dec. 31, 2013 Non-allocated CNY	Dec. 31, 2012 Non-allocated CNY
SEGMENT INFORMATION
Number of reportable segments	4	4
SEGMENT INFORMATION
Revenue from external customers	$ 86,167,000	534,634,000	877,451,000	748,133,000		363,881,000	691,343,000	623,927,000	18,012,000	11,987,000	13,405,000	56,548,000	36,788,000	25,686,000	96,193,000	137,333,000	85,115,000
Commissions and other agent-related costs	(55,117,000)	(341,982,000)	(562,436,000)	(455,282,000)		(252,792,000)	(468,385,000)	(394,089,000)	(4,477,000)	(1,977,000)	(1,221,000)	(8,264,000)	(7,844,000)	(6,981,000)	(76,449,000)	(84,230,000)	(52,991,000)
Operating costs	(24,004,000)	(148,938,000)	(184,393,000)	(175,330,000)		(116,528,000)	(159,541,000)	(156,460,000)	(6,308,000)	(5,939,000)	(6,125,000)	(19,586,000)	(5,430,000)	(1,432,000)	(6,514,000)	(13,481,000)	(11,313,000)	(2,000)	(2,000)
Selling, general and administrative expenses	(27,740,000)	(172,118,000)	(234,065,000)	(177,475,000)		(83,777,000)	(124,079,000)	(85,970,000)	(11,195,000)	(9,014,000)	(7,993,000)	(14,558,000)	(13,237,000)	(10,873,000)	(14,073,000)	(19,076,000)	(12,049,000)	(48,515,000)	(68,659,000)	(60,590,000)
Goodwill impairment		0	(20,384,000)	(10,755,000)	(20,384,000)											(20,384,000)	(10,755,000)
Net fair value change	8,000	52,000	22,069,000	11,989,000												22,172,000	10,453,000	52,000	(103,000)	1,536,000
(Loss) income from operations	(20,686,000)	(128,352,000)	(101,758,000)	(58,720,000)		(89,216,000)	(60,662,000)	(12,592,000)	(3,968,000)	(4,943,000)	(1,934,000)	14,140,000	10,277,000	6,400,000	(843,000)	22,334,000	8,460,000	(48,465,000)	(68,764,000)	(59,054,000)
Net (Loss) income	$ (17,631,000)	(109,398,000)	(85,943,000)	(50,084,000)		(79,339,000)	(53,914,000)	(6,405,000)	(3,852,000)	(4,924,000)	(1,930,000)	19,047,000	10,003,000	6,128,000	(305,000)	24,402,000	5,435,000	(44,949,000)	(61,510,000)	(53,312,000)